Related Party Transactions - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Donations	¥ 1.2	¥ 1.2	¥ 2.7